Acquisitions and Dispositions of Investments in Real Estate - Allocated Acquisition Value of All Properties Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 13, 2022
Total asset acquired	$ 118,446
Contract value	3,160
Leases, Acquired-in-Place [Member]
Intangible asset	308
Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		$ 26,280
Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	88,698
Two22 Sheridan Bricktown Garage [Member]
Total asset acquired	17,513
Two22 Sheridan Bricktown Garage [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	179
Two22 Sheridan Bricktown Garage [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	1,314
Two22 Sheridan Bricktown Garage [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	16,020
One W7 Carpark [Member]
Total asset acquired	32,122
Contract value	0
One W7 Carpark [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	308
One W7 Carpark [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		2,995
One W7 Carpark [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	28,819
Two2 W7 [Member]
Total asset acquired	28,314
Contract value	0
Two2 W7 [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	0
Two2 W7 [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		4,391
Two2 W7 [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	23,923
Three22 Streeter [Member]
Total asset acquired	38,483
Contract value	0
Three22 Streeter [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	0
Three22 Streeter [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		11,387
Three22 Streeter [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	27,096
Second Street [Member]
Total asset acquired	3,253
Contract value	3,160
Second Street [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	0
Second Street [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		93
Second Street [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	0
Denver 1725 Champa Street Garage, LLC [Member]
Total asset acquired	16,274
Contract value	0
Denver 1725 Champa Street Garage, LLC [Member] | Leases, Acquired-in-Place [Member]
Intangible asset	0
Denver 1725 Champa Street Garage, LLC [Member] | Land and Land Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment		$ 7,414
Denver 1725 Champa Street Garage, LLC [Member] | Building and Building Improvements [Member]
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Property Plant And Equipment	$ 8,860